Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation of Leases	The total committed future outflow resulting of these lease related contracts amount to:

(CHF in millions)	6/30/2026	12/31/2025

Due < 1 year	14.4	7.8
Due 1 - 5 years	99.9	67.7
Due > 5 years	116.0	78.3
Commitments for future lease related obligations	230.3	153.8